UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South, Ste 400

         Minneapolis, MN  55402

13F File Number:  28-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carlson
Title:     Principal/Founder
Phone:     612- 338-4051

Signature, Place, and Date of Signing:

     David M. Carlson     Minneapolis, MN     February 06, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     167648


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ADC Telecomm  Inc              COM              000886101     5485   302600 SH        Sole                       0        0   302600
American Int'l Group           COM              026874107      367     3727 SH        Sole                       0        0     3727
AT&T Corp                      COM              001957109      260    15031 SH        Sole                       0        0    15031
Automatic Data Proc            COM              053015103      223     3520 SH        Sole                       0        0     3520
Autozone Inc                   COM              053332102     5631   197565 SH        Sole                       0        0   197565
Bellsouth Corp                 COM              079860102      287     7000 SH        Sole                       0        0     7000
Bemis Co                       COM              081437105     5331   158825 SH        Sole                       0        0   158825
Biomet Inc                     COM              090613100     6308   158942 SH        Sole                       0        0   158942
BP Amoco PLC                   COM              055622104      334     6974 SH        Sole                       0        0     6974
Bristol-Myers Squibb Co        COM              110122108     6203    83897 SH        Sole                       0        0    83897
Cardinal Health Inc            COM              14149Y108     5868    58905 SH        Sole                       0        0    58905
Chevron Corp                   COM              166751107      298     3529 SH        Sole                       0        0     3529
Cisco Systems Inc              COM              17275r102      240     6272 SH        Sole                       0        0     6272
Coca-Cola Co                   COM              191216100      422     6930 SH        Sole                       0        0     6930
Computer Assoc Int'l Inc       COM              204912109     3394   174069 SH        Sole                       0        0   174069
Computer Sciences Corp         COM              205363104     4043    67245 SH        Sole                       0        0    67245
Conagra Foods Inc              COM              205887102    11662   448550 SH        Sole                       0        0   448550
Dreyfus Appreciation           EQ MF            261970107     2085    48546 SH        Sole                       0        0    48546
Electronic Data Systems Corp   COM              285661104     6148   106454 SH        Sole                       0        0   106454
Enron Corp                     COM              293561106      547     6584 SH        Sole                       0        0     6584
Exxon Mobil Corp               COM              30231g102     1154    13276 SH        Sole                       0        0    13276
Fannie Mae                     COM              313586109      356     4100 SH        Sole                       0        0     4100
Federal Signal Corp            COM              313855108     4514   230010 SH        Sole                       0        0   230010
Franklin Resources Inc         COM              354613101     4637   121695 SH        Sole                       0        0   121695
General Electric Corp          COM              369604103      722    15070 SH        Sole                       0        0    15070
Harbor Capital Appreciation    EQ MF            411511504     1810    50865 SH        Sole                       0        0    50865
Hewlett-Packard Corp           COM              428236103     4093   129665 SH        Sole                       0        0   129665
Home Depot Inc                 COM              437076102     5506   120525 SH        Sole                       0        0   120525
Illinois Tool Works            COM              452308109     4994    83843 SH        Sole                       0        0    83843
Intel Corp                     COM              458140100      301    10000 SH        Sole                       0        0    10000
International Business Machine COM              459200101      515     6053 SH        Sole                       0        0     6053
Johnson & Johnson              COM              478160104      208     1980 SH        Sole                       0        0     1980
Lucent Technologies Inc        COM              549463107      293    21685 SH        Sole                       0        0    21685
Medtronic Inc                  COM              585055106     7040   116597 SH        Sole                       0        0   116597
Merck & Co Inc                 COM              589331107     5829    62255 SH        Sole                       0        0    62255
Minnesota Mining & Mfg  Co     COM              604059105      319     2650 SH        Sole                       0        0     2650
Mutual Beacon                  EQ MF            628380305     1943   145250 SH        Sole                       0        0   145250
Mutual Shares                  EQ MF            628380107      210    10608 SH        Sole                       0        0    10608
Pall Corp                      COM              696429307     4573   214553 SH        Sole                       0        0   214553
Pfizer Inc                     COM              717081103      544    11833 SH        Sole                       0        0    11833
Reuters Holdings PLC (ADR)     COM              76132M102     4236    43010 SH        Sole                       0        0    43010
Royce Premier                  EQ MF            780905600     2043   207813 SH        Sole                       0        0   207813
Seagate Tech                   COM              811804103      555    11211 SH        Sole                       0        0    11211
Sherwin-Williams Co            COM              824348106     5823   221290 SH        Sole                       0        0   221290
Sigma-Aldrich                  COM              826552101     5780   147025 SH        Sole                       0        0   147025
State Street Corp              COM              857477103     4945    39815 SH        Sole                       0        0    39815
Strong Schafer Value           EQ MF            862918109     1968    38724 SH        Sole                       0        0    38724
Sysco Corp                     COM              871829107     5949   198300 SH        Sole                       0        0   198300
Target Corp                    COM              87612e106      521    16150 SH        Sole                       0        0    16150
Tellabs Inc                    COM              879664100     5672   100397 SH        Sole                       0        0   100397
Valspar Corp                   COM              920355104      996    30940 SH        Sole                       0        0    30940
Vanguard Index 500             EQ MF            922908108     5235    42955 SH        Sole                       0        0    42955
Vanguard International Growth  EQ MF            921910204      822    43578 SH        Sole                       0        0    43578
Vanguard International Value   EQ MF            921939203      857    32920 SH        Sole                       0        0    32920
Veritas Software Corp          COM              923436109      518     5923 SH        Sole                       0        0     5923
Wal-Mart Stores Inc            COM              931142103     5030    94673 SH        Sole                       0        0    94673
Wasatch Small Cap Growth Fund  EQ MF            936772102     2001    71930 SH        Sole                       0        0    71930
